STOCKHOLDERS' EQUITY AND EQUITY COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Nov. 18, 2025 USD ($) executive $ / shares shares	Nov. 12, 2024 USD ($)	Mar. 20, 2024 shares	Feb. 20, 2024 USD ($) $ / shares shares	Sep. 05, 2023 $ / shares shares	Feb. 17, 2022 shares	Mar. 31, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) executive $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Jan. 30, 2020 shares	Jan. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares	$ 0.22
Accrued dividends | $								$ 2,962
Share-based payment award, number of shares authorized (in shares)								3,527,590
Number of additional shares authorized (in shares)						1,200,000
Number of shares issued out of treasury stock (in shares)								590,366
Stock repurchase program, authorized amount, period income (decrease) | $		$ 400,000
Stock repurchased during period (in shares)				1,500,000				1,897,182
Stock repurchased during period | $				$ 98,250				$ 134,680
Shares acquired, average cost per share (in dollars per share) | $ / shares				$ 65.50				$ 70.99
Excise tax price | $								$ 1,329
Stock repurchase program, remaining authorized repurchase amount | $								$ 298,013
Common stock, par value (in dollars per share) | $ / shares				$ 0.25				$ 0.25	$ 0.25
Shares paid for tax withholding for share based compensation (in shares)								583,978
Shares paid for tax withholding for share based compensation, value | $								$ 45,284
Shares paid for tax withholding for share based compensation, value per share (in dollars per share) | $ / shares								$ 77.54
Reversal of excise taxes to adjust for a benefit related to employee vesting | $								$ (528)
Share repurchase program, employee vesting | $								(107)
Stock repurchase program, exercise tax accrued | $								$ 694
Voss Capital, LLC | Related Party
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period (in shares)					400,000			1,500,000
Shares acquired, average cost per share (in dollars per share) | $ / shares					$ 41.87			$ 65.50
Common stock, par value (in dollars per share) | $ / shares					$ 0.25			$ 0.25
Stock repurchase program, authorized amount | $								$ 98,250
Restricted Stock, Subject to Performance Conditions | Executive Officer and Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Instruments grants in period (in shares)								137,479
Restricted Stock, Subject to Performance Conditions | Senior Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of recipients of stock-based compensation award | executive	4							4
Share-based payment award, award vesting period	36 months							36 months
Instruments grants in period (in shares)	531,456							436,947
Equity instruments other than options, granted in period, fair value | $								$ 12,372
Granted (in dollars per share) | $ / shares								$ 84.95
Post-vesting holding period	2 years							2 years
Target number of shares to be vested if performance condition is attained (in shares)	177,152
Restricted Stock, Subject to Performance Conditions | Senior Executives | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be vested if performance condition is attained (in shares)	88,578							72,827
Target number of shares to be vested if performance condition is attained (in shares)								145,649
Restricted Stock, Subject to Performance Conditions | Senior Executives | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be vested if performance condition is attained (in shares)	531,456							436,947
Restricted Stock, Subject to Performance Conditions | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting period							1 year
Restricted Stock, Subject to Performance Conditions | Executives and Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting period	36 months
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting period								3 years
Instruments grants in period (in shares)								579,858
Equity instruments other than options, granted in period, fair value | $	$ 15,073
Granted (in dollars per share) | $ / shares	$ 85.09
Restricted Stock and Restricted Stock Units | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting period								1 year
Instruments grants in period (in shares)								15,940
Equity instruments other than options, granted in period, fair value | $								$ 1,100
Granted (in dollars per share) | $ / shares								$ 69.03
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, options, vested in period, fair value | $								$ 97,833	$ 80,861	$ 25,863
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options | $								$ 37,911
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition								1 year 9 months 18 days
Instruments grants in period (in shares)								595,798
Granted (in dollars per share) | $ / shares								$ 81.30
Restricted Stock Units (RSUs), Subject to Performance Conditions | Executive Officer and Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of recipients of stock-based compensation award | executive								43
Share-based payment award, award vesting period								36 months
Instruments grants in period (in shares)								5,432
Equity instruments other than options, granted in period, fair value | $								$ 9,735
Granted (in dollars per share) | $ / shares								$ 68.12
Restricted Stock and Restricted Stock Units, Subject To Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Instruments grants in period (in shares)	147,141
Restricted Stock and Restricted Stock Units, Subject To Performance Conditions | Executive Officer and Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of recipients of stock-based compensation award | executive	29
Equity instruments other than options, granted in period, fair value | $	$ 9,855
Granted (in dollars per share) | $ / shares	$ 66.86
Restricted Stock and Restricted Stock Units, Subject To Performance Conditions | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Instruments grants in period (in shares)							13,400
Equity instruments other than options, granted in period, fair value | $							$ 1,200
Granted (in dollars per share) | $ / shares							$ 89.52
Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized (in shares)								8,850,000			1,700,000	1,000,000
Number of additional shares authorized (in shares)			2,600,000
Share-based payment award, expiration period								10 years
Maximum percentage of exercise price at grant date fair value								100.00%
Share-based payment award, number of shares available for grant (in shares)								1,895,135
Incentive Plan | Incentive Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized (in shares)								600,000
O 2025 A Dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares								$ 0.72
O 2024 Dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares									$ 0.60
O 2023 Dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares										$ 0.45
S 2023 Dividends
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares									$ 2.00